Revenue Recognition - Narratives (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue Recognition
Contract liabilities - deferred revenue	$ 400	$ 120	$ 114	$ 369
Increase in contract assets	236	$ 2,377	2,926	2,643
Recognized losses on trade receivables and contract assets	$ (7)		$ 24	$ 4